CONSOLIDATED STATEMENT OF FINANCIAL POSITION - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets:
Goodwill	£ 441	£ 441
Intangible assets	2,134	1,969
Property, plant and equipment	21	16
Total non-current assets	2,596	2,426
Current assets:
Prepayments and other receivables	2,463	1,810
Current tax receivable	4,499	5,006
Short term investments	44,919	48,819
Cash and cash equivalents	19,784	31,443
Total current assets	71,665	87,078
Total assets	74,261	89,504
Capital and reserves attributable to equity holders:
Share capital	5,266	5,251
Share premium	118,862	118,862
Share-based payment reserve	7,923	5,022
Accumulated loss	(69,117)	(49,254)
Total equity	62,934	79,881
Current liabilities:
Derivative financial instrument	2,492	1,273
Trade and other payables	7,733	7,154
Tax payable—U.S. Operations	0	169
Total current liabilities	10,225	8,596
Non-current liabilities:
Assumed contingent obligation	996	875
Deferred income	106	152
Total non-current liabilities	1,102	1,027
Total equity and liabilities	£ 74,261	£ 89,504